Investing Activities (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 18, 2019	Dec. 15, 2018	Sep. 30, 2018
Schedule of Investments [Line Items]
Impairment of equity-method investments (Note 18)					$ (186)	$ (32)	$ 0
Gain (loss) on deconsolidation of businesses					29	(203)	0
Gain on disposition of equity-method investment					122	0	269
Other investing income (loss) – net					(79)	187	282
Equity-method investment, payments to purchase or contributions					453	1,132	132
Equity-method investments	$ 6,235				6,235	7,821
Proceeds from dispositions of equity-method investments					485	0	200
Equity-method investment, difference between carrying amount and underlying equity	1,000				1,000	1,800
Distributions from unconsolidated affiliates					657	693	784
Summarized Financial Position of Equity Method Investments
Current assets	581				581	834
Noncurrent assets	11,966				11,966	13,199
Current liabilities	(341)				(341)	(605)
Noncurrent liabilities	$ (2,532)				(2,532)	(2,491)
Summarized Results of Operations of Equity Method Investments
Gross revenue					2,490	2,411	1,961
Operating income					685	804	871
Net income					598	795	806
Other Income [Member]
Schedule of Investments [Line Items]
Other investing income (loss) – net					14	16	13
Appalachia Midstream Investments [Member]
Schedule of Investments [Line Items]
Equity-method investment, payments to purchase or contributions					$ 140	246	70
Equity Method Investment, Ownership Percentage	66.00%				66.00%
Equity-method investments	$ 3,236				$ 3,236	3,218
Distributions from unconsolidated affiliates					293	297	270
Rocky Mountain Midstream Holdings LLC [Member]
Schedule of Investments [Line Items]
Equity-method investment, payments to purchase or contributions					$ 145	$ 795	0
Equity Method Investment, Ownership Percentage	50.00%				50.00%	50.00%				40.00%
Equity-method investments	$ 881				$ 881	$ 776
Distributions from unconsolidated affiliates					38	0	0
Discovery Producer Services LLC [Member]
Schedule of Investments [Line Items]
Equity-method investment, payments to purchase or contributions					$ 0	5	1
Equity Method Investment, Ownership Percentage	60.00%				60.00%
Equity-method investments	$ 472				$ 472	507
Distributions from unconsolidated affiliates					41	45	127
Caiman Energy II [Member]
Schedule of Investments [Line Items]
Equity-method investment, payments to purchase or contributions					$ 28	0	24
Equity Method Investment, Ownership Percentage	58.00%				58.00%
Equity-method investments	$ 428				$ 428	412
Distributions from unconsolidated affiliates					$ 42	46	49
Overland Pass Pipeline Company LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%				50.00%
Equity-method investments	$ 403				$ 403	415
Distributions from unconsolidated affiliates					77	73	68
Laurel Mountain Midstream, LLC [Member]
Schedule of Investments [Line Items]
Equity-method investment, payments to purchase or contributions					$ 36	16	0
Equity Method Investment, Ownership Percentage	69.00%				69.00%
Equity-method investments	$ 249				$ 249	314
Distributions from unconsolidated affiliates					$ 30	23	32
Gulfstream Natural Gas System, LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%				50.00%
Equity-method investments	$ 217				$ 217	225
Distributions from unconsolidated affiliates					86	93	92
Brazos Permian II, LLC [Member]
Schedule of Investments [Line Items]
Equity-method investment, payments to purchase or contributions					$ 18	$ 27	0
Equity Method Investment, Ownership Percentage	15.00%				15.00%	15.00%
Equity-method investments	$ 194				$ 194	$ 191
Utica East Ohio Midstream, LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage						62.00%
Business Acquisition, Percentage of Voting Interests Acquired								38.00%
Equity-method investments	0				0	$ 1,293
Distributions from unconsolidated affiliates					13	70	80
Jackalope Gas Gathering Services LLC [Member]
Schedule of Investments [Line Items]
Gain on disposition of equity-method investment		$ 122
Equity-method investment, payments to purchase or contributions					24	$ 42	0
Equity Method Investment, Ownership Percentage		50.00%	50.00%			50.00%
Goodwill, Period Increase (Decrease)						$ (47)
Equity-method investments	0				0	343
Proceeds from dispositions of equity-method investments		$ 485
Delaware Basin Gas Gathering System [Member]
Schedule of Investments [Line Items]
Equity-method investment, payments to purchase or contributions					0	0	32
Distributions from unconsolidated affiliates					0	0	39
Constitution Pipeline Company LLC [Member]
Schedule of Investments [Line Items]
Gain (loss) on deconsolidation of businesses	27
Other [Member]
Schedule of Investments [Line Items]
Equity-method investment, payments to purchase or contributions					62	1	5
Equity-method investments	$ 155				155	127
Distributions from unconsolidated affiliates					37	46	27
Total Equity Method Investment [Member]
Schedule of Investments [Line Items]
Distributions from unconsolidated affiliates					$ 657	693	784
Northeast G And P [Member]
Schedule of Investments [Line Items]
Investments, Fair Value Disclosure				$ 1,100
Northeast G And P [Member] | Appalachia Midstream Investments [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage	66.00%				66.00%
Northeast G And P [Member] | Caiman Energy II [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage	58.00%				58.00%
Northeast G And P [Member] | Laurel Mountain Midstream, LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage	69.00%				69.00%
West [Member] | Rocky Mountain Midstream Holdings LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%				50.00%
West [Member] | Overland Pass Pipeline Company LLC [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%				50.00%
West [Member] | Brazos Permian II, LLC [Member]
Schedule of Investments [Line Items]
Gain (loss) on deconsolidation of businesses						(141)
Equity Method Investment, Ownership Percentage	15.00%				15.00%
West [Member] | Jackalope Gas Gathering Services LLC [Member]
Schedule of Investments [Line Items]
Gain (loss) on deconsolidation of businesses			$ (62)
Goodwill, Period Increase (Decrease)			47			$ (47)
West [Member] | Delaware Basin Gas Gathering System [Member]
Schedule of Investments [Line Items]
Gain on disposition of equity-method investment							269
Equity Method Investment, Ownership Percentage				50.00%
Proceeds from dispositions of equity-method investments				$ 155
West [Member] | Ranch Westex JV LLC [Member]
Schedule of Investments [Line Items]
Proceeds from dispositions of equity-method investments							$ 45
Brazos Permian II, LLC [Member] | West [Member]
Schedule of Investments [Line Items]
Investments, Fair Value Disclosure									$ 192
Jackalope Gas Gathering Services LLC [Member] | West [Member]
Schedule of Investments [Line Items]
Investments, Fair Value Disclosure			$ 310
Measurement Input, Discount Rate [Member] | Appalachia Midstream Investments [Member] | Northeast G And P [Member]
Schedule of Investments [Line Items]
Property Plant And Equipment And Intangibles Fair Value Inputs				9.50%
Measurement Input, Discount Rate [Member] | Jackalope Gas Gathering Services LLC [Member] | West [Member]
Schedule of Investments [Line Items]
Property Plant And Equipment And Intangibles Fair Value Inputs			10.90%